Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017
Operating expenses:
General and administrative	$ 1,084,789	$ 992,435	$ 1,951,468	$ 1,531,294	$ 2,676,872	$ 1,798,131	$ 2,336,988
Research and development	436,311	105,045	645,479	339,970	715,086	500,408	735,333
Total operating expenses	1,521,100	1,097,480	2,596,947	1,871,264	3,391,958	2,298,539	3,072,321
Loss from operations	(1,521,100)	(1,097,480)	(2,596,947)	(1,871,264)	(3,391,958)	(2,298,539)	(3,072,321)
Interest expense	(20,534)	(193,034)	(284,557)	(531,147)	(763,065)	(1,057,024)	(1,395,138)
Net change in fair value for the warrant liability and premium conversion derivatives	(116,809)	119,960	(129,763)	(42,587)	336,596	(77,505)	(240,053)
Loss on note extinguishments, net	(553,447)	(186,220)	(553,447)	(537,134)	(1,314,487)		(350,914)
Net loss	$ (2,211,890)	$ (1,356,774)	$ (3,564,714)	$ (2,982,132)	$ (5,132,914)	$ (3,433,068)	$ (5,058,426)
Net loss per share:
Basic and diluted	$ (0.2)	$ (0.17)	$ (0.34)	$ (0.38)	$ (0.61)	$ (0.55)	$ (0.77)
Number of shares used in per share calculations:
Basic and diluted	10,971,425	7,864,994	10,360,696	7,864,994	8,420,529	6,217,076	6,610,072